Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Losses [Member]
Beginning Balance at Dec. 31, 2016		$ (82,263)		$ 6	$ 312,155	$ (728)	$ 16,286	$ (409,982)
Beginning Balance, Shares at Dec. 31, 2016				58,518
Stock-based compensation expense		2,106			2,106
Foreign currency translation adjustment		169	[1]				169
Net income for the period		18,801						18,801
Ending Balance at Jun. 30, 2017		(61,187)		$ 6	314,261	(728)	16,455	(391,181)
Ending Balance, Shares at Jun. 30, 2017				58,518
Beginning Balance at Dec. 31, 2017		217,958		$ 253,535	316,444	(728)	16,323	(367,616)
Beginning Balance, Shares at Dec. 31, 2017				69,097
Change in accounting standard ASC 606 at Dec. 31, 2017	[2]	42,862						42,862
Adjusted balance at Dec. 31, 2017		260,820		$ 253,535	316,444	(728)	16,323	(324,754)
Stock-based compensation expense		2,249			2,249
Foreign currency translation adjustment		(12,642)	[1]				(12,642)
Exercise of Stock Options by Employees				$ 602	(602)
Exercise of Stock Options by Employees, Shares				81
Net income for the period		17,598						17,598
Ending Balance at Jun. 30, 2018		$ 268,025		$ 254,137	$ 318,091	$ (728)	$ 3,681	$ (307,156)
Ending Balance, Shares at Jun. 30, 2018				69,178

[1]	No tax impact
[2]	See note 3.